Intangible assets	12 Months Ended
Nov. 30, 2021
Text Block [Abstract]
Intangible assets
1 3 .	Intangible assets

	Commercialization rights – Trogarzo ® North American Territory	Commercialization rights – Trogarzo ® European Territory	Commercialization rights – EGRIFTA SV ®	Oncology platform	Total

Cost

Balance as at November 30, 2019 and 2020	$11,972	$7,612	$14,041	$3,449	$37,074

Additions	-	-	-	39	39

Balance as at November 30, 2021	$11,972	$7,612	$14,041	$3,488	$37,113

Accumulated amortization

Balance as at November 30, 2019	$1,158	-	$8,436	-	$9,594

Amortization	1,055	384	1,512	-	2,951

Balance as at November 30, 2020	$2,213	$384	$9,948	-	$12,545

Amortization	1,054	615	1,511	-	3,180

Balance as at November 30, 2021	$3,267	$999	$11,459	-	$15,725

Net carrying amounts

November 30, 2021	$8,705	$6,613	$2,582	$3,488	$21,388

November 30, 2020	$9,759	$7,228	$4,093	$3,449	$24,529

The
amortization expense of $3,180 (2020 – $2,951) is included in selling expenses.

Commercialization rights – Trogarzo
®
On March 18, 2016, the Company entered into a distribution and marketing agreement with TaiMed Biologics, Inc. (“TaiMed”) granting the Company the exclusive right to market Trogarzo
®
in Canada and in the United States. On March 6, 2017, the Company entered into an amended and restated distribution and marketing agreement with TaiMed (“TaiMed Agreement”) granting the Company the exclusive right to market and distribute Trogarzo
®
in Canada and in the United States (collectively, the “North American Territory”) as well as in European Union countries and other countries such as Israel, Norway, Russia and Switzerland (collectively, the “European Territory”). The TaiMed Agreement has a
12-year
term that will expire on a
country-by-country
basis calculated from the date of approval of Trogarzo
®
in each of the countries covered under the TaiMed Agreement. TaiMed is responsible for the manufacture and supply of Trogarzo
®
under the TaiMed Agreement.
Commercialization rights – Trogarzo
®
in the North American Territory
Under the terms of the TaiMed Agreement, TaiMed is responsible for developing Trogarzo
®
and was responsible for seeking its approval from the US Food and Drug Administration (“FDA”), whereas the Company is responsible, but has no obligation, to seek the approval of Trogarzo
®
from Health Canada. The purchase price of Trogarzo
®
payable to TaiMed has been determined at 52% of its net selling price
.
Initial payments
Under the TaiMed Agreement, the Company agreed to make an initial payment of US$5,000 and will make several further milestone payments in exchange for the right to commercialize Trogarzo
®
and the right to use TaiMed’s trademark in the North American Territory.
The initial payment of $5,000 was made in accordance with the following:

(i)	$1,000 was paid in cash at the signature of the TaiMed Agreement entered into in March 2016; and

(ii)
$4,000 through the issuance of the Company’s common shares, payable after the first commercial sale of Trogarzo
®
in the United States. The $4,000 payment was made on May 15, 2018 and resulted in the issuance of 1,463,505 common shares to TaiMed.

The Company recorded as additions to intangible assets during 2016 related to the TaiMed Agreement an amount of $5,207, which comprises the cash payment of $1,000 at the signature of the agreement, the share-based
payment of $4,000 and $207 of acquisition costs.
Commercial milestone payments
As further consideration under the TaiMed Agreement, the Company shall make the following one-time
payments upon the first occurrence of the following commercial events
:

Commercial milestone	Note	Commercial milestone payment

(i) Achieving aggregate net sales of $20,000 over four consecutive quarters of the Company’s financial year	1 7	$7,000 (paid in 2019 and 2020)

(ii) Upon first achieving annual net sales of $200,000		$10,000

(iii) Upon first achieving annual net sales of $500,000		$40,000

(iv) Upon first achieving annual net sales of $1,000,000		$100,000
The Company will also pay TaiMed development milestones for Trogarzo
®
. A $3,000 milestone (payable in two equal annual installments of $1,500) is due upon the date of the first commercial sale of a once every two weeks intramuscular, subcutaneous or intravenous-push
(either fast or slow) injection formulation. TaiMed
may
also plan a larger Phase III trial using Trogarzo
®
with a once every four weeks intramuscular, subcutaneous or
intravenous-push
(either fast or slow) injection formulation to address a much broader patient population. This development milestone will consist of an upfront milestone payment of up to $50,000 depending on the size of the newly targeted population, which will be paid quarterly, based on a percentage of net sales generated by Trogarzo
®
.
Commercialization rights – Trogarzo
®
in the European Territory
On September 26, 2019, Trogarzo
®
was approved for sale in Europe by the European Medicines Agency (the “EMA”).
The purchase price of Trogarzo
®
for sales occurring in a country forming part of the European Territory is set at (i) 52% of the net selling price of Trogarzo
®
in such country on annual net sales in such country up to, or equal to, $50,000 and (ii) an amount equal to 57% of the net selling price of Trogarzo
®
in such country on the portion of annual net sales of Trogarzo® in the European Territory that exceeds annual net sales of Trogarzo
®
in the European Territory of $50,000.
Initial and milestone payments
The TaiMed Agreement also provides for the following development, launch and sales milestones paid or to be paid by the Company to TaiMed:

-	An upfront payment of $3,000, which was paid through the issuance of 906,077 common shares of the Company on March 17, 2017;
-
An approval milestone payment representing 50% of the costs of the clinical trials and all associated development activities regulated by the EMA and incurred by TaiMed, if any, to obtain marketing approval of Trogarzo
®
in the European Territory countries, payable quarterly and equal to 5% of net sales recorded in each quarter;

-	A launch milestone payment of $10,000 payable to TaiMed as follows:

●	$5,000 one year after the first commercial sale of Trogarzo ® ; and

●	$5,000 one year after reaching net sales in the European Territory aggregating $50,000 over four consecutive quarters;

-	A milestone of $10,000 upon net sales in the European Territory aggregating $150,000 over four consecutive quarters;

-	A milestone of $20,000 upon net sales in the European Territory aggregating $500,000 over four consecutive quarters; and

-	A milestone of $50,000 upon net sales in the European Territory aggregating $1,000,000 over four consecutive quarters.
As a result of the TaiMed Agreement, the Company recorded as additions to intangible assets during 2017 an amount of $3,055, which comprises the payment of $3,000 paid through the issuance of 906,077 common shares of the Company and $55 of acquisition costs.
The commercial milestone payments payable in cash are accrued and recorded in the cost of the intangible asset when it is probable that they will be paid. The commercial milestone payments represent licence fee consideration and, therefore, will be added to the cost of the intangible asset. In order to demonstrate that the commercial milestone payment is probable, the product will need to have been launched and there should be a sufficient history of sales to have a reasonable expectation that the commercial milestone payments will be reached.
In 2019, the Company accrued and recorded the first $5,000 payable one year after the first commercial sale of Trogarzo
®
at a present value of $4,557 as the Company determined that it was probable that the milestones would be achieved (Note 1
7
).
Oncology platform
On February 25, 2019, the Company acquired Katana Biopharma Inc. (“Katana”). On May 21, 2019, Katana was
wound-up
into the Company and then dissolved.
Katana (now the Company) is the worldwide exclusive licensee of a technology platform using peptides as a vehicle to specifically deliver existing cytotoxic agents to sortilin receptors, which are overexpressed on cancer cells. The licence was entered into on February 25, 2019 with Transfert Plus, L.P. (“Transfert Plus”), an affiliate of Aligo Innovation, a university research company that commercializes the research results of universities and other institutional partners from various areas of innovation, including life sciences (the “Licence Agreement”).
Under the terms of the acquisition agreement, the purchase price is subject to two share-based
milestone payments. The first milestone consisted in initiating a Phase 1 clinical trial evaluating TH1902 for the treatment of Sortilin positive solid tumors. This milestone was achieved in March 2021 and was satisfied through the issuance of 481,928 common shares (note 2
1
 b)).
The second milestone payment of CA$2.3 million will occur when the proof of concept is demonstrated in human subjects and will be satisfied through the issuance of common shares of the Company.
This acquisition was accounted for as an asset acquisition. The Company recorded additions to intangible assets during 2019 of $3,073, which comprised the payment at closing of $1,965 in cash, $5 through the issuance of 900 common shares of the Company, the estimated fair value of the share-based
contingent consideration of $1,028, and $75 of acquisition costs. As the share-based
payments are
equity-settled,
the Company recognized a corresponding increase in equity, and no remeasurement of the fair value will occur regardless of whether the milestones are achieved. Since the common shares for the second milestone payment
have not been issued yet, the increase in equity is recorded in contributed surplus. Upon the issuance of the common shares, this amount will be reclassified to share capital. The intangible asset is currently not being amortized. Amortization will begin when the asset is available for use.
In August 2019, the acquisition agreement was amended to provide for an adjustment to the purchase price of CA$1.08 million in the event the Company could indirectly benefit from a CA$1.2 million subsidy in connection with its research and development activities. The subsidy was granted in October 2019. The adjustment will be payable in two installments. The first installment of CA$500 thousand was paid in cash in October 2019, whereas the second installment of CA$580 thousand will be paid at the same time as the CA$2.3 million milestone referred to above is achieved and will be satisfied through the issuance of common shares of the Company. The cash payment of $376 (CA$500 thousand) was recognized as an addition to intangible assets during 2019.

Annual maintenance fees amount to CA$25 thousand for the first five years and CA$100 thousand thereafter, until royalties become payable beginning with the first commercial sale of a product developed using the licensed technology.
The royalties payable under the Licence Agreement vary between 1% and 2.5% on net sales of a product based on the licensed technology. If the Company enters into a sublicence agreement, it must then pay amounts varying between 5% and 15% of revenues received from such sublicence agreement.
The Company must pay Transfert Plus the following milestone payments upon the occurrence of the following development milestones for the first product developed in the field of oncology:

(i)	First milestone payment: $39 (CA$50) thousand upon the successful enrolment of the first patient in the first Phase 1 human clinical trial paid in May 2021;

(ii)	Second milestone payment: CA$100 thousand upon the successful enrolment of the first patient in the first Phase 2 human clinical trial; and

(iii)	Third milestone payment: CA$200 thousand upon the successful enrolment of the first patient in the first Phase 3 human clinical trial.
Also, the Company must pay CA$200 thousand for each product upon receiving the first approval for such product by a regulatory authority. The approval shall entitle the holder thereof to commercialize the product in the territory in which the approval was obtained.